Consolidated Cash Flow Statement Unaudited - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities
Profit after tax	£ 982	£ 776
Adjustments for:
Non-cash items included in profit	827	431
Change in operating assets	(4,126)	5,450
Change in operating liabilities	(7,263)	(29)
Corporation taxes paid	(223)	(153)
Effects of exchange rate differences	878	(534)
Net cash flows from operating activities	(8,925)	5,941
Cash flows from investing activities
Purchase of property, plant and equipment and intangible assets	(263)	(350)
Proceeds from sale of property, plant and equipment and intangible assets	103	272
Purchase of financial assets at amortised cost and financial assets at FVOCI	(1,146)	(1,016)
Proceeds from sale and redemption of financial assets at amortised cost and financial assets at FVOCI	2,421	3,789
Net cash flows from investing activities	1,115	2,695
Cash flows from financing activities
Issue of other equity instruments	750	210
Issue of debt securities and subordinated notes	4,116	36
Issuance costs of debt securities and subordinated notes	(8)	(3)
Repayment of debt securities and subordinated notes	(1,977)	(8,031)
Repurchase of other equity instruments	(985)	(210)
Dividends paid on ordinary shares	(389)	0
Dividends paid on preference shares and other equity instruments	88	83
Principal elements of lease payments	(33)	(13)
Net cash flows from financing activities	1,386	(8,094)
Change in cash and cash equivalents	(6,424)	542
Cash and cash equivalents at beginning of the period	49,254	46,696
Effects of exchange rate changes on cash and cash equivalents	37	(10)
Cash and cash equivalents at the end of the period	42,867	47,228
Cash and cash equivalents consist of:
Cash and balances at central banks	43,390	39,021
Less: restricted balances	(2,137)	(1,677)
Cash and bank balances at central banks less regulatory minimum cash balances	41,253	37,344
Other cash equivalents: Loans and advances to banks - Non trading	733	1,437
Other cash equivalents: Reverse repurchase agreements	881	8,447
Cash and cash equivalents at the end of the period	£ 42,867	£ 47,228